Consolidated Statement of Changes in Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Shares To Be Issued [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Aug. 31, 2020	$ 2,970	$ 730,814	$ (13,376)	$ (1,148,610)			$ (428,202)
Beginning balance, shares at Aug. 31, 2020	2,970,000
Forgiveness of loan from related party and stock refund payable		13,292					13,292
Capital contribution		2,146,365				246,135	2,392,500
Issuance of common stock for Cash					861,883		861,883
Foreign currency translation adjustment			19,072			1,971	21,043
Net loss				(1,084,886)		(80,139)	(1,165,025)
Ending balance, value at Aug. 31, 2021	$ 2,970	2,890,471	5,696	(2,233,496)	861,883	167,967	1,695,491
Ending balance, shares at Aug. 31, 2021	2,970,000
Capital contribution		129,363				70,482	199,845
Issuance of common stock for Cash	14,518	1,032,550			(786,883)		260,185
Foreign currency translation adjustment			60,184			27,547	87,731
Net loss				(5,231,877)		(324,750)	(5,556,627)
Beneficial conversion feature on financial liability -convertible bonds		1,005,645					1,005,645
Issuance of common stock for convertible bonds	$ 1,116	1,003,326					1,004,442
Issuance of common stock for Convertible Bonds, shares	1,116,055
Issuance of common stock pursuant to share exchange agreement	$ 102	(102)
Issuance of common stock pursuant to share exchange agreement, shares	102,000
Issuance of common stock for Intellectual Assets	$ 83,148	83,064,619					$ 83,147,767
Issuance of common stock for Intellectual Assets, shares	83,147,767
Issuance of common stock for Cash, shares	14,517,575						74,074
Ending balance, value at Aug. 31, 2022	$ 101,854	$ 89,125,872	$ 65,880	$ (7,465,373)	$ 75,000	$ (58,754)	$ 81,844,479
Ending balance, shares at Aug. 31, 2022	101,853,397